UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-4627

Name of Registrant: Vanguard Convertible Securities Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: August 31, 2011

Item 1: Schedule of Investments

Vanguard Convertible Securities Fund

Schedule of Investments
As of August 31, 2011

			Face	Market
		Maturity	Amount#	Value
	Coupon	Date	(000)	($000)
Convertible Bonds (86.2%)
Consumer Discretionary (9.0%)
1 Aegis Group Capital Jersey Ltd. Cvt.	2.500%	4/20/15	2,400	4,515
2 Aeon Co. Ltd. Cvt.	0.300%	11/22/13	107,000	1,560
Central European Media Enterprises Ltd. Cvt.	5.000%	11/15/15	780	584
3 Gaylord Entertainment Co. Cvt.	3.750%	10/1/14	9,285	10,469
4 GOME Electrical Appliances Holding Ltd. Cvt.	3.000%	9/25/14	14,500	2,928
5 Hengdeli Holdings Ltd. Cvt.	2.500%	10/20/15	18,000	2,485
3 Iconix Brand Group Inc. Cvt.	2.500%	6/1/16	9,365	9,178
Interpublic Group of Cos. Inc. Cvt.	4.750%	3/15/23	8,105	8,966
5 Intime Department Store Group Co. Ltd. Cvt.	1.750%	10/27/13	19,000	2,727
3 Lennar Corp. Cvt.	2.750%	12/15/20	31,050	29,886
Liberty Media LLC Cvt.	3.125%	3/30/23	22,835	25,318
MGM Resorts International Cvt.	4.250%	4/15/15	38,275	37,270
Newford Capital Ltd. Cvt.	0.000%	5/12/16	4,700	4,342
6 Nokian Renkaat OYJ Cvt.	0.000%	6/27/14	3,000	4,562
5 Power Regal Group Ltd. Cvt.	2.250%	6/2/14	19,180	2,709
3 Powerwave Technologies Inc. Cvt.	2.750%	7/15/41	8,750	7,897
2 Sekisui House Ltd. Cvt.	0.000%	7/5/16	150,000	2,025
6 Steinhoff Finance Holding GmbH Cvt.	5.000%	5/22/16	3,500	5,028
1 TUI Travel PLC Cvt.	4.900%	4/27/17	1,900	2,512
				164,961
Consumer Staples (1.7%)
5 Glory River Holdings Ltd. Cvt.	1.000%	7/29/15	26,600	3,361
6 Marine Harvest ASA Cvt.	4.500%	2/23/15	1,800	2,453
Nash Finch Co. Cvt.	1.631%	3/15/35	12,230	5,458
Olam International Ltd. Cvt.	6.000%	10/15/16	1,800	2,250
6 Pescanova SA Cvt.	6.750%	3/5/15	2,050	3,357
6 Pescanova SA Cvt.	5.125%	4/20/17	1,450	1,907
San Miguel Corp. Cvt.	2.000%	5/5/14	5,400	5,818
Smithfield Foods Inc. Cvt.	4.000%	6/30/13	2,625	3,061
Wilmar International Ltd. Cvt.	0.000%	12/18/12	2,000	2,533
				30,198
Energy (6.3%)
6 Aabar Investments PJSC Cvt.	4.000%	5/27/16	300	397
BPZ Resources Inc. Cvt.	6.500%	3/1/15	7,405	6,942
Chesapeake Energy Corp. Cvt.	2.750%	11/15/35	15,520	17,421
6 Cie Generale de Geophysique - Veritas Cvt.	1.750%	1/1/16	2,060	2,864
James River Coal Co. Cvt.	4.500%	12/1/15	15,425	13,728
3 James River Coal Co. Cvt.	3.125%	3/15/18	24,954	18,591
Lukoil International Finance BV Cvt.	2.625%	6/16/15	5,300	5,813
Newpark Resources Inc. Cvt.	4.000%	10/1/17	3,435	3,774
Paladin Energy Ltd. Cvt.	3.625%	11/4/15	4,757	3,687
Peabody Energy Corp. Cvt.	4.750%	12/15/41	9,885	11,578
PetroBakken Energy Ltd. Cvt.	3.125%	2/8/16	3,600	3,357
3 Petroleum Development Corp. Cvt.	3.250%	5/15/16	7,800	6,913
Petrominerales Ltd. Cvt.	2.625%	8/25/16	2,400	2,756
7 Progress Energy Resources Corp. Cvt.	5.250%	10/31/14	3,467	3,583
6 Renewable Energy Corp. ASA Cvt.	6.500%	6/4/14	1,850	2,144
Seadrill Ltd. Cvt.	3.375%	10/27/17	3,700	4,103

Subsea 7 SA Cvt.	2.250%	10/11/13	2,200	2,575
6 Technip SA Cvt.	0.500%	1/1/16	831	1,313
TMK Bonds SA Cvt.	5.250%	2/11/15	3,900	3,892
				115,431
Financials (8.9%)
3 American Equity Investment Life Holding Co.
Cvt.	3.500%	9/15/15	14,045	14,308
3 American Equity Investment Life Holding Co.
Cvt.	5.250%	12/6/29	5,755	7,259
BES Finance Ltd. Cvt.	1.625%	4/15/13	5,600	4,870
Billion Express Investments Ltd. Cvt.	0.750%	10/18/15	3,700	4,385
3 BioMed Realty LP Cvt.	3.750%	1/15/30	6,785	7,803
8 CapitaLand Ltd. Cvt.	2.875%	9/3/16	5,500	4,310
Dollar Financial Corp. Cvt.	3.000%	4/1/28	13,265	17,294
6 Fonciere Des Regions Cvt.	3.340%	1/1/17	2,569	3,211
Forest City Enterprises Inc. Cvt.	3.625%	10/15/14	1,040	1,102
3 Forest City Enterprises Inc. Cvt.	4.250%	8/15/18	16,075	14,267
3 Goldman Sachs Group Inc. Cvt.	0.250%	2/28/17	26,595	22,716
9 Graubuendner Kantonalbank Cvt.	2.000%	5/8/14	4,540	5,895
3 Host Hotels & Resorts LP Cvt.	2.500%	10/15/29	17,095	18,569
6 Industrivarden AB Cvt.	2.500%	2/27/15	1,400	2,168
6 Industrivarden AB Cvt.	1.875%	2/27/17	1,350	1,760
6 Kreditanstalt fuer Wiederaufbau Cvt.	1.500%	7/30/14	1,200	1,851
3 NorthStar Realty Finance LP Cvt.	7.500%	3/15/31	9,555	8,623
Old Republic International Corp. Cvt.	3.750%	3/15/18	2,425	2,267
2 ORIX Corp. Cvt.	1.000%	3/31/14	182,000	2,692
PHH Corp. Cvt.	4.000%	9/1/14	12,305	12,551
4 Shui On Land Ltd. Cvt.	4.500%	9/29/15	17,100	2,581
6 Wereldhave NV Cvt.	2.875%	11/18/15	2,000	2,590
				163,072
Health Care (17.1%)
Alere Inc. Cvt.	3.000%	5/15/16	16,280	14,428
Brookdale Senior Living Inc. Cvt.	2.750%	6/15/18	19,240	15,945
6 Celesio Finance B.V. Cvt.	3.750%	10/29/14	600	802
Charles River Laboratories International Inc.
Cvt.	2.250%	6/15/13	15,402	15,267
Chemed Corp. Cvt.	1.875%	5/15/14	17,417	17,591
China Medical Technologies Inc. Cvt.	4.000%	8/15/13	2,649	1,808
3 China Medical Technologies Inc. Cvt.	6.250%	12/15/16	3,429	2,250
Cubist Pharmaceuticals Inc. Cvt.	2.500%	11/1/17	8,825	11,859
Gilead Sciences Inc. Cvt.	0.625%	5/1/13	3,420	3,967
Gilead Sciences Inc. Cvt.	1.625%	5/1/16	46,480	53,452
Hologic Inc. Cvt.	2.000%	12/15/37	19,665	20,919
3 Illumina Inc. Cvt.	0.250%	3/15/16	47,315	44,594
3 Integra LifeSciences Holdings Corp. Cvt.	1.625%	12/15/16	6,695	6,185
LifePoint Hospitals Inc. Cvt.	3.500%	5/15/14	14,367	14,529
NuVasive Inc. Cvt.	2.750%	7/1/17	20,735	19,387
Onyx Pharmaceuticals Inc. Cvt.	4.000%	8/15/16	7,097	8,463
6 Orpea Cvt.	3.880%	1/1/16	1,559	2,255
Qiagen Euro Finance SA Cvt.	3.250%	5/16/26	2,300	2,509
Salix Pharmaceuticals Ltd. Cvt.	2.750%	5/15/15	13,113	13,441
Teleflex Inc. Cvt.	3.875%	8/1/17	8,990	10,035
2 Unicharm Corp. Cvt.	0.000%	9/24/15	260,000	3,734
Vertex Pharmaceuticals Inc. Cvt.	3.350%	10/1/15	10,915	13,180
Viropharma Inc. Cvt.	2.000%	3/15/17	12,853	16,243
				312,843

Industrials (9.2%)
A123 Systems Inc. Cvt.	3.750%	4/15/16	740	612
3 AAR Corp. Cvt.	1.625%	3/1/14	2,505	2,386
6 Abengoa SA Cvt.	4.500%	2/3/17	3,250	4,045
Alliant Techsystems Inc. Cvt.	3.000%	8/15/24	15,298	15,948
AMR Corp. Cvt.	6.250%	10/15/14	26,102	19,544
2 Asahi Glass Co. Ltd. Cvt.	0.000%	11/14/14	475,000	6,300
Avis Budget Group Inc. Cvt.	3.500%	10/1/14	10,320	11,313
Barnes Group Inc. Cvt.	3.375%	3/15/27	8,215	8,331
3 Barnes Group Inc. Cvt.	3.375%	3/15/27	5,240	5,314
4 Bright North Ltd. Cvt.	1.250%	4/13/16	2,000	276
3 CBIZ Inc. Cvt.	4.875%	10/1/15	2,535	2,896
Chart Industries Inc. Cvt.	2.000%	8/1/18	10,120	9,918
Covanta Holding Corp. Cvt.	3.250%	6/1/14	17,570	20,118
General Cable Corp. Cvt.	0.875%	11/15/13	3,966	3,773
3 Greenbrier Cos. Inc. Cvt.	3.500%	4/1/18	14,685	12,280
6 Iliad SA Cvt.	2.200%	1/1/12	400	582
3 Kaman Corp. Cvt.	3.250%	11/15/17	5,305	6,386
6 Kloeckner & Co. Financial Services SA Cvt.	2.500%	12/22/17	2,800	3,533
Larsen & Toubro Ltd. Cvt.	3.500%	10/22/14	2,600	2,932
6 Misarte Cvt.	3.250%	1/1/16	2,842	4,351
Navistar International Corp. Cvt.	3.000%	10/15/14	4,815	5,315
6 Nexans SA Cvt.	1.500%	1/1/16	1,717	2,934
2 Nidec Corp. Cvt.	0.000%	9/18/15	270,000	3,561
PB Issuer No 2 Ltd. Cvt.	1.750%	4/12/16	2,810	2,374
7 Russel Metals Inc. Cvt.	7.750%	9/30/16	3,325	3,830
6 SGL Carbon SE Cvt.	0.750%	5/16/13	1,750	2,613
6 SGL Carbon SE Cvt.	3.500%	6/30/16	350	655
6 Societa Iniziative Autostradali e Servizi SPA
Cvt.	2.625%	6/30/17	2,993	3,905
6 Tem SAS Cvt.	4.250%	1/1/15	1,758	2,704
				168,729
Information Technology (21.7%)
6 Alcatel-Lucent Cvt.	5.000%	1/1/15	667	1,004
Alliance Data Systems Corp. Cvt.	1.750%	8/1/13	13,780	17,328
6 Atos Cvt.	2.500%	1/1/16	2,466	3,870
AU Optronics Corp. Cvt.	0.000%	10/13/15	2,600	2,060
3 BroadSoft Inc. Cvt.	1.500%	7/1/18	9,310	8,949
CACI International Inc. Cvt.	2.125%	5/1/14	8,695	10,032
3 CACI International Inc. Cvt.	2.125%	5/1/14	1,575	1,817
6 Cap Gemini SA Cvt.	3.500%	1/1/14	1,402	2,272
Comtech Telecommunications Corp. Cvt.	3.000%	5/1/29	8,815	9,112
3 Concur Technologies Inc. Cvt.	2.500%	4/15/15	8,220	8,610
3 Digital River Inc. Cvt.	2.000%	11/1/30	11,655	10,023
6 Econocom Group Cvt.	4.000%	6/1/16	1,946	2,613
3 Electronic Arts Inc. Cvt.	0.750%	7/15/16	8,695	8,717
2 Elpida Memory Inc. Cvt.	0.500%	10/26/15	143,000	1,755
Equinix Inc. Cvt.	3.000%	10/15/14	525	562
Equinix Inc. Cvt.	4.750%	6/15/16	10,350	13,843
Hanwha SolarOne Co. Ltd. Cvt.	3.500%	1/15/18	2,460	1,710
Hon Hai Precision Industry Co. Ltd. Cvt.	0.000%	10/12/13	200	188
6 Ingenico Cvt.	2.750%	1/1/17	1,256	2,027
Intel Corp. Cvt.	3.250%	8/1/39	26,641	30,604
3 Lam Research Corp. Cvt.	0.500%	5/15/16	11,705	11,061
3 Lam Research Corp. Cvt.	1.250%	5/15/18	17,410	16,170
3 Mentor Graphics Corp. Cvt.	4.000%	4/1/31	15,480	14,629
Micron Technology Inc. Cvt.	1.875%	6/1/27	28,929	25,313

3	Micron Technology Inc. Cvt.	1.500%	8/1/31	16,860	14,500
3	Micron Technology Inc. Cvt.	1.875%	8/1/31	10,060	8,413
1	Misys PLC Cvt.	2.500%	11/22/15	1,500	2,553
6	Neopost SA Cvt.	3.750%	2/1/15	2,845	3,985
3	Novellus Systems Inc. Cvt.	2.625%	5/15/41	4,105	3,566
	Nuance Communications Inc. Cvt.	2.750%	8/15/27	10,635	12,762
	ON Semiconductor Corp. Cvt.	2.625%	12/15/26	26,368	27,917
3	Photronics Inc. Cvt.	3.250%	4/1/16	3,550	3,506
	RF Micro Devices Inc. Cvt.	1.000%	4/15/14	6,900	7,461
3	RightNow Technologies Inc. Cvt.	2.500%	11/15/30	11,215	14,271
	Rovi Corp. Cvt.	2.625%	2/15/40	7,865	9,713
	SanDisk Corp. Cvt.	1.500%	8/15/17	28,815	28,815
	SunPower Corp. Cvt.	4.500%	3/15/15	20,010	19,435
	Suntech Power Holdings Co. Ltd. Cvt.	3.000%	3/15/13	4,360	2,965
	TPK Holding Co. Ltd. Cvt.	0.000%	4/20/14	600	580
	TTM Technologies Inc. Cvt.	3.250%	5/15/15	3,786	3,961
	VeriSign Inc. Cvt.	3.250%	8/15/37	6,969	7,535
3	Vishay Intertechnology Inc. Cvt.	2.250%	5/15/41	11,195	8,690
3	WebMD Health Corp. Cvt.	2.500%	1/31/18	14,395	12,362
					397,259
Materials (7.2%)
	AngloGold Ashanti Holdings Finance PLC Cvt.	3.500%	5/22/14	1,400	1,629
	Aquarius Platinum Ltd. Cvt.	4.000%	12/18/15	2,400	2,349
	ArcelorMittal Cvt.	5.000%	5/15/14	1,295	1,457
	Cemex SAB de CV Cvt.	4.875%	3/15/15	22,521	16,694
3	Cemex SAB de CV Cvt.	3.750%	3/15/18	8,470	5,887
	Goldcorp Inc. Cvt.	2.000%	8/1/14	1,085	1,428
3	Kaiser Aluminum Corp. Cvt.	4.500%	4/1/15	8,285	10,338
3	Molycorp Inc. Cvt.	3.250%	6/15/16	10,220	11,817
3	Owens-Brockway Glass Container Inc. Cvt.	3.000%	6/1/15	6,125	5,474
	Petropavlovsk 2010 Ltd. Cvt.	4.000%	2/18/15	3,100	3,029
	RTI International Metals Inc. Cvt.	3.000%	12/1/15	11,670	12,268
6	Salzgitter Finance BV Cvt.	1.125%	10/6/16	200	264
6	Salzgitter Finance BV Cvt.	2.000%	11/8/17	2,650	3,938
3	ShengdaTech Inc. Cvt.	6.500%	12/15/15	305	45
	Steel Dynamics Inc. Cvt.	5.125%	6/15/14	20,570	22,678
	Stillwater Mining Co. Cvt.	1.875%	3/15/28	8,125	8,054
	Tata Steel Ltd. Cvt.	4.500%	11/21/14	3,431	3,538
	United States Steel Corp. Cvt.	4.000%	5/15/14	14,720	17,664
	Welspun Corp. Ltd. Cvt.	4.500%	10/17/14	2,700	2,430
[10] Western Areas NL Cvt.		6.375%	7/2/14	1,185	1,274
[10] Western Areas NL Cvt.		6.400%	7/2/15	500	546
					132,801
Telecommunication Services (4.6%)
3	InterDigital Inc. Cvt.	2.500%	3/15/16	600	824
6	Portugal Telecom International Finance BV
	Cvt.	4.125%	8/28/14	500	636
	SBA Communications Corp. Cvt.	1.875%	5/1/13	49,639	54,479
	SK Telecom Co. Ltd. Cvt.	1.750%	4/7/14	2,961	3,261
	tw telecom inc Cvt.	2.375%	4/1/26	21,865	25,992
					85,192
Utilities (0.5%)
6	International Power Finance Jersey III Ltd.
	Cvt.	4.750%	6/5/15	1,500	2,262
	Tata Power Co. Ltd. Cvt.	1.750%	11/21/14	1,700	1,651

YTL Corp. Finance Labuan Ltd. Cvt.	1.875%	3/18/15	5,800	5,829
9,742
Total Convertible Bonds (Cost $1,603,212)	1,580,228
Shares
Convertible Preferred Stocks (11.9%)
Consumer Discretionary (2.7%)
General Motors Co. Pfd.	4.750%	805,000	32,100
Interpublic Group of Cos. Inc. Pfd.	5.250%	18,964	18,053
50,153
Energy (3.9%)
Apache Corp. Pfd.	6.000%	329,300	19,223
*	ATP Oil & Gas Corp 8.00% Cvt. Pfd	8.000%	41,300	3,247
ATP Oil & Gas Corp. Pfd.	8.000%	55,060	4,329
3	Chesapeake Energy Corp. Pfd.	5.750%	8,590	11,339
Energy XXI Bermuda Ltd. Pfd.	5.625%	65,610	19,909
Goodrich Petroleum Corp. Pfd.	5.375%	349,900	13,449
71,496
Financials (2.9%)
Citigroup Inc. Pfd.	7.500%	110,600	10,472
Entertainment Properties Trust Pfd.	5.750%	206,200	4,010
Fifth Third Bancorp Pfd.	8.500%	125,340	16,090
Health Care REIT Inc. Pfd.	6.500%	18,133	890
MetLife Inc. Pfd.	5.000%	338,700	22,168
53,630
Health Care (1.7%)
Healthsouth Corp. Pfd.	6.500%	17,030	17,370
Omnicare Capital Trust II Pfd.	4.000%	305,500	13,213
30,583
Industrials (0.7%)
Continental Airlines Finance Trust II Pfd.	6.000%	92,000	3,036
Stanley Black & Decker Inc. Pfd.	4.750%	86,020	9,565
12,601
Total Convertible Preferred Stocks (Cost $217,283)	218,463
Temporary Cash Investment (2.9%)
Money Market Fund (2.9%)
[11] Vanguard Market Liquidity Fund (Cost
$53,016)	0.132%	53,016,042	53,016

Total Investments (101.0%) (Cost $1,873,511)	1,851,707
Other Assets and Liabilities-Net (-1.0%)	(17,526)
Net Assets (100%)	1,834,181

* Non-income-producing security. New issue that has not paid a dividend as of August 31, 2011.
# Face amount is stated in U.S. dollars unless otherwise indicated.
1 Face amount denominated in British pounds.
2 Face amount denominated in Japanese yen.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the aggregate value of these securities was $449,778,000, representing 24.5% of net assets.
4 Face amount denominated in Chinese yuan.
5 Face amount denominated in Hong Kong dollars.
6 Face amount denominated in Euro.
7 Face amount denominated in Canadian dollars.

8 Face amount denominated in Singapore dollars.
9 Face amount denominated in Swiss francs.
10Face amount denominated in Australian dollars.
11Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Convertible Bonds	—	1,580,228	—
Convertible Preferred Stocks	218,463	—	—
Temporary Cash Investments	53,016	—	—
Forward Currency Contracts—Assets	—	208	—
Forward Currency Contracts—Liabilities	—	(2,700)	—
Total	271,479	1,577,736	—

Convertible Securities Fund

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At August 31, 2011, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date	Receive		Deliver		($000)
UBS AG	10/20/11	USD	96,712	EUR	67,210	(1,814)
UBS AG	10/20/11	USD	19,393	JPY	1,482,360	(593)
UBS AG	10/20/11	USD	14,394	GBP	8,845	(138)
UBS AG	10/20/11	USD	11,835	HKD	92,147	(8)
UBS AG	10/20/11	USD	7,671	CAD	7,510	208
UBS AG	10/20/11	USD	5,967	CHF	4,805	(86)
UBS AG	10/20/11	USD	4,505	SGD	5,415	(47)
UBS AG	10/20/11	USD	1,833	AUD	1,723	(14)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss Franc.
EUR—Euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
SGD—Singapore dollar.
USD—U.S. dollar.

E. At August 31, 2011, the cost of investment securities for tax purposes was $1,873,827,000. Net unrealized depreciation of investment securities for tax purposes was $22,120,000, consisting of unrealized gains of $98,997,000 on securities that had risen in value since their purchase and $121,117,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CONVERTIBLE SECURTIES FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CONVERTIBLE SECURTIES FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 20, 2011

VANGUARD CONVERTIBLE SECURTIES FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 20, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.